(Loss) / earnings per share calculation (Tables)	9 Months Ended
Oct. 31, 2019
Earnings per share [abstract]
(Loss) / earnings per share calculation
The calculation of (loss) / earnings per share is based on the following data:

	Three months ended October 31, 2019	Three months ended October 31, 2018	Nine months ended October 31, 2019	Nine months ended October 31, 2018
		(Adjusted*)		(Adjusted*)
	000s	000s	000s	000s
(Loss) / profit for the period	(£7,030)	(£8,134)	(£16,214)	£12,657

Weighted average number of ordinary shares for basic (loss) / earnings per share	160,495	82,137	160,463	80,279
Effect of dilutive potential ordinary shares (share options and warrants)	—	—	—	527
Weighted average number of ordinary shares for diluted (loss) / earnings per share	160,495	82,137	160,463	80,806

Basic (loss) / earnings per ordinary share from operations £	(0.04)	(0.10)	(0.10)	0.16
Diluted (loss) / earnings per ordinary share from operations £	(0.04)	(0.10)	(0.10)	0.16

* See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’